Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share
18. EARNINGS PER SHARE
We calculate basic and diluted net income per share of Class A common stock in accordance with ASC 260,
Earnings per Share
. Our Class B common stock does not have economic rights in our Company and, as a result, is not considered a participating security for basic and diluted income per share. As such, basic and diluted income per share of our Class B common stock has not been presented. However, holders of our Class B common stock are allocated income in Hoya Intermediate (our operating entity) according to their weighted average percentage ownership of Intermediate Units during each quarter.
Net income attributable to redeemable noncontrolling interests is calculated by multiplying Hoya Intermediate’s net income for each quarterly period by Hoya Topco’s weighted average percentage ownership of Intermediate Units during the period. Hoya Topco has the right to exchange its Intermediate Units for shares of our Class A common stock on a one-to-one
basis or for cash proceeds of equal value at the time of redemption. The option to redeem Intermediate Units for cash proceeds must be approved by our Board, which as of September 30, 2023, is controlled by investors in Hoya Topco. The ability to put Intermediate Units is solely within the control of the holder of the redeemable noncontrolling interests. If Hoya Topco elects for a redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of our Class A common stock and is subject to our Board’s approval.
The following table provides net income attributable to Hoya Topco’s redeemable noncontrolling interests (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
Net income—Hoya Intermediate	$17,672	$18,761	$61,674	$45,963
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income	52.9%	59.1%	56.8%	59.5%

Net income attributable to Hoya Topco’s redeemable noncontrolling interests	$9,341	$11,084	$35,045	$27,368

Net income attributable to Class A common stockholders–basic is calculated by subtracting the portion of Hoya Intermediate’s net income attributable to redeemable noncontrolling interests from our total net income, which includes our net income for activities outside of our investment in Hoya Intermediate as well as the full results of Hoya Intermediate on a consolidated basis.
Net income per Class A common stock–diluted is based on the average number of shares of our Class A common stock used for the basic earnings per share calculation, adjusted for the weighted-average number of Class A common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net income attributable to Class A common stockholders–diluted is adjusted for (i) our share of Hoya Intermediate’s consolidated net income after giving effect to Intermediate Units that convert into potential shares of our Class A common stock, to the extent it is dilutive, and (ii) the impact of changes in the fair value of Hoya Intermediate Warrants, to the extent they are dilutive.
The following table sets forth the computation of basic and diluted net income per share of Class A common stock for the periods in which shares of our Class A and Class B common stock were outstanding (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator—basic:
Net income	$16,018	$18,747	$84,616	$45,945
Less: Income attributable to redeemable noncontrolling interests	9,341	11,084	35,045	27,368

Net income attributable to Class A Common Stockholders—basic	6,677	7,663	49,571	18,577

Denominator—basic:
Weighted average Class A common stock outstanding—basic	96,407,327	81,996,447	86,403,617	80,145,329

Net income per Class A common stock—basic	$0.07	$0.09	$0.57	$0.23

Numerator—diluted:
Net income attributable to Class A Common Stockholders—basic	$6,677	$7,663	$49,571	$18,577
Net income effect of dilutive securities:
Effect of Exercise Warrants	—	—	—	—
Effect of RSUs	15	1	68	—
Effect of noncontrolling interests	—	—	33,874	27,368

Net income attributable to Class A Common Stockholders—diluted	6,692	7,664	83,513	45,945
Denominator—diluted:
Weighted average Class A common stock outstanding—basic	96,407,327	81,996,447	86,403,617	80,145,329
Weighted average effect of dilutive securities:
Effect of Noncontrolling Interests	—	—	109,514,286	118,200,000
Effect of Exercise Warrants	—	—	—	345,208
Effect of RSUs	455,572	27,016	389,828	19,232

Weighted average Class A common stock outstanding—diluted	96,862,899	82,023,463	196,307,731	198,709,769

Net income per Class A common stock—diluted	$0.07	$0.09	$0.43	$0.23

Potential shares of our Class A common stock are excluded from the computation of diluted net income per share of Class A common stock if their effect would have been anti-dilutive for the period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period. The dilution reflected in diluted net income per share of Class A common stock during the nine months ended September 30, 2023 relates primarily to an assumed conversion of our noncontrolling interests to shares of our Class A common stock, which would not have a commensurate effect on net income, primarily due to the release of the valuation allowance which benefit is attributable to Vivid Seats Inc. only.
The following table presents potentially dilutive securities excluded from the computation of diluted net income per share of Class A common stock for the periods presented that could potentially dilute earnings per share in the future:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
RSUs	1,576,861	2,446,014	857,813	1,273,638
Stock options	10,597,528	6,239,307	10,597,528	6,239,607
Public Warrants and Private Warrants	13,286,644	13,286,644	13,286,644	13,286,644
Exercise Warrants	34,000,000	34,000,000	34,000,000	17,000,000
Hoya Intermediate Warrants	6,000,000	6,000,000	6,000,000	6,000,000
Noncontrolling Interests	99,800,000	118,200,000	—	—

21. EARNINGS PER SHARE
We calculate basic and diluted net income (loss) per share of Class A common stock in accordance with ASC 260,
Earnings per Share.
Class B common stock does not have economic rights in VSI and as a result, is not considered a participating security for basic and diluted income (loss) per share. As such, basic and diluted income (loss) per share of Class B common stock has not been presented. However, holders of Class B common stock are allocated income in Hoya Intermediate (our operating entity) according to their weighted average percentage ownership of Intermediate Units during each quarter.
Net loss attributable to redeemable noncontrolling interests is calculated by multiplying Hoya Intermediate’s net income (loss) incurred in each quarterly period by Hoya Topco’s weighted average percentage ownership of Intermediate Units during the period.
The following table provides the net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interest for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021:

	2022	2021
Net income (loss)—Hoya Intermediate	$70,794	$(5,024)
Hoya Topco’s weighted average % allocation of Hoya Intermediate’s net income (loss)	59.5%	59.9%

Net income (loss) attributable to Hoya Topco’s redeemable noncontrolling interests	$42,117	$(3,010)

Net income (loss) to Class A common stock–basic is calculated by subtracting the portion of Hoya Intermediate’s net loss attributable to redeemable noncontrolling interests from our total net loss, which includes our net loss for activities outside of our investment in Hoya Intermediate as well as the full results of Hoya Intermediate on a consolidated basis.
Net income (loss) per Class A common stock–diluted is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net income (loss) attributable to Class A common stockholders–diluted is adjusted for our share of Hoya Intermediate’s consolidated net loss after giving effect to Intermediate Units that convert into potential shares of Class A common stock, to the extent it is dilutive. In addition, Net income (loss) attributable to Class A common stockholders–diluted is adjusted for the impact of changes in the fair value of Hoya Intermediate Warrants, to the extent they are dilutive.

The following tables set forth the computation of basic and diluted net income (loss) per share of Class A common stock
for the year ended December 31, 2022 and the period from October 18, 2021 to December 31, 2021 where we had Class A and Class B common stock outstanding (in thousands, except share and per share data):

	2022	2021
Numerator—basic:
Net income (loss)	$70,779	$(6,293)
Less: (Income) loss attributable to redeemable noncontrolling interests	(42,117)	3,010

Net income (loss) attributable to Class A Common Stockholders—basic	28,662	(3,283)

Denominator—basic:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775

Net income (loss) per Class A common stock—basic	$0.36	$(0.04)

Numerator—diluted:
Net income (loss) attributable to Class A Common Stockholders—basic	$28,662	$(3,283)
Net income (loss) effect of dilutive securities:
Effect of dilutive Exercise Warrants	55	—
Effect of dilutive RSUs	6	—
Effect of dilutive noncontrolling interests	42,056	—
Effect of dilutive Hoya Intermediate Warrants	—	(123)

Net income (loss) attributable to Class A Common Stockholders—diluted	70,779	(3,406)

Denominator—diluted:
Weighted average Class A common stock outstanding—basic	80,257,247	77,498,775
Weighted average effect of dilutive securities:
Effect of dilutive Exercise Warrants	258,906	—
Effect of dilutive RSUs	28,228	—
Effect of dilutive noncontrolling interests	118,200,000	—

Weighted average Class A common stock outstanding—diluted	198,744,381	77,498,775

Net income (loss) per Class A common stock—diluted	$0.36	$(0.04)

Potential shares of common stock are excluded from the computation of diluted net income per share if their effect would have been anti-dilutive for the
period presented or if the issuance of shares is contingent upon events that did not occur by the end of the period.
The following tables present potentially dilutive securities excluded from the computation of diluted net income per share for the periods presented that could potentially dilute earnings per share in the future:

	2022	2021
RSUs	1,224,919	1,378,111
Stock options	6,300,837	4,061,486
Public Warrants and Private Warrants	13,286,644	24,652,569
Exercise Warrants	17,000,000	34,000,000
Hoya Intermediate Warrants	6,000,000	4,000,000
Shares of Class B common stock	—	118,200,000
We analyzed the calculation of income (loss) per share for periods prior to the Merger Transaction and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, income (loss) per share information has not been presented for periods prior to the Merger Transaction.